SEGMENTS (Tables)	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended March 31,		Three months ended March 31,
	2017	2016	2017	2016

	U.S.$ in millions		U.S.$ in millions

Revenues	$3,058	$2,458	$2,020	$2,152
Gross profit	1,370	1,123	1,754	1,871
R&D expenses	191	129	255	239
S&M expenses	400	345	461	457
Segment profit	$779	$649	$1,038	$1,175

	Three months ended
	March 31,
	2017	2016

	U.S.$ in millions

Generic medicines profit	$779	$649
Specialty medicines profit	1,038	1,175
Total segment profit	1,817	1,824
Profit (loss) of other activities	26	(4)
	1,843	1,820
Amounts not allocated to segments:
Amortization	320	189
General and administrative expenses	236	304
Impairments, restructuring and others	240	119
Inventory step-up	64	6
Costs related to regulatory actions taken in facilities	34	38
Legal settlements and loss contingencies	20	(25)
Other unallocated amounts	34	24

Consolidated operating income	895	1,165
Financial expenses - net	207	298
Consolidated income before income taxes	$688	$867

b. Segment revenues by geographic area:
	Three months ended
	March 31,

	2017	2016

	U.S.$ in millions
Generic Medicines
United States	$1,381	$976
Europe*	988	790
Rest of the World	689	692
Total Generic Medicines	3,058	2,458
Specialty Medicines
United States	1,492	1,677
Europe*	438	394
Rest of the World	90	81
Total Specialty Medicines	2,020	2,152
Other Revenues
United States	320	4
Europe*	78	51
Rest of the World	154	145
Total Other Revenues	552	200
Total Revenues	$5,630	$4,810

*	We define our European region as the European Union and certain other European countries.

Schedule of net sales by product line
c. Net revenues from specialty medicines:
	Three months ended
	March 31,
	2017	2016

	U.S. $ in millions

CNS	$1,138	$1,323
Copaxone®	970	1,006
Azilect®	60	113
Nuvigil®	17	103
Respiratory	304	366
ProAir®	121	173
QVAR®	98	134
Oncology	270	268
Treanda® and Bendeka™	157	155
Women's health	124	110
Other Specialty*	184	85
Total Specialty Medicines	$2,020	$2,152

* Includes a $75 million payment related to the Ninlaro® transaction in the first quarter of 2017.